ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Product Information [Line Items]
Accounts receivable, net	$ 6,152,807	$ 5,771,008
Account receivable, percentage	99.90%
Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable, net	$ 6,150,000